AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	AUTO MANUFACTURERS — 4.2%
127,224	Proterra, Inc.*	$152,669
17,688	Rivian Automotive, Inc. - Class A*	294,682
7,261	Tesla, Inc.*	1,900,712
63,516	XPeng, Inc. - ADR*,1	852,385
		3,200,448
	AUTO PARTS & EQUIPMENT — 1.1%
102,753	QuantumScape Corp.*	820,996
	BIOTECHNOLOGY — 12.7%
29,171	Arcturus Therapeutics Holdings, Inc.*	836,624
93,707	Caribou Biosciences, Inc.*	398,255
53,867	CRISPR Therapeutics A.G.*,1	3,024,093
116,207	Editas Medicine, Inc.*	956,384
3,845	Illumina, Inc.*	720,899
20,028	Intellia Therapeutics, Inc.*	816,742
17,664	Moderna, Inc.*	2,146,176
38,880	Prime Medicine, Inc.*	569,592
16,009	Verve Therapeutics, Inc.*	300,169
		9,768,934
	BUILDING MATERIALS — 1.1%
12,458	Trex Co., Inc.*	816,746
	CHEMICALS — 1.0%
19,501	Daqo New Energy Corp. - ADR*,1	774,190
	COMPUTERS — 7.3%
4,803	Apple, Inc.	931,638
14,768	Fortinet, Inc.*	1,116,313
19,016	International Business Machines Corp.	2,544,531
22,976	Rapid7, Inc.*	1,040,353
		5,632,835
	DIVERSIFIED FINANCIAL SERVICES — 2.2%
66,781	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,669,525
	ELECTRIC — 3.5%
85,707	Brookfield Renewable Corp. - Class A1	2,701,485
	ELECTRONICS — 2.1%
27,312	ABB Ltd. - ADR[1]	1,071,996
4,509	Advanced Energy Industries, Inc.	502,528
		1,574,524

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY-ALTERNATE SOURCES — 17.2%
40,825	Canadian Solar, Inc.*,1	$1,579,519
4,189	Enphase Energy, Inc.*	701,574
9,900	First Solar, Inc.*	1,881,891
41,423	JinkoSolar Holding Co., Ltd. - ADR*,1	1,838,353
34,255	Maxeon Solar Technologies Ltd.*,1	964,621
2,186	SolarEdge Technologies, Inc.*	588,143
76,253	SunPower Corp.*	747,279
26,097	Sunrun, Inc.*	466,093
104,076	TPI Composites, Inc.*	1,079,268
126,319	Vestas Wind Systems A/S*	3,358,586
		13,205,327
	ENVIRONMENTAL CONTROL — 0.9%
129,135	Li-Cycle Holdings Corp.*,1	716,699
	FOOD — 2.9%
7,665	Danone S.A.	469,472
68,162	Natural Grocers by Vitamin Cottage, Inc.	835,666
25,840	Sprouts Farmers Market, Inc.*	949,103
		2,254,241
	HEALTHCARE-PRODUCTS — 2.6%
151,378	Pacific Biosciences of California, Inc.*	2,013,327
	HEALTHCARE-SERVICES — 0.7%
299,451	Invitae Corp.*	338,380
122,242	Personalis, Inc.*	229,815
		568,195
	INVESTMENT COMPANIES — 2.0%
126,567	Horizon Technology Finance Corp.	1,528,929
	OFFICE FURNISHINGS — 1.0%
39,506	Interface, Inc.	347,258
49,519	Steelcase, Inc. - Class A	381,791
		729,049
	REITS — 10.4%
10,583	Alexandria Real Estate Equities, Inc.	1,201,065
13,421	Boston Properties, Inc.	772,915
12,776	Digital Realty Trust, Inc.	1,454,803
1,899	Equinix, Inc.	1,488,702
156,546	Hudson Pacific Properties, Inc.	660,624
24,639	Kilroy Realty Corp.	741,388
33,307	SL Green Realty Corp.	1,000,875

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
38,549	Vornado Realty Trust	$699,279
		8,019,651
	SEMICONDUCTORS — 24.0%
3,752	Analog Devices, Inc.	730,927
25,041	Applied Materials, Inc.	3,619,426
3,765	ASML Holding N.V.[1]	2,728,684
53,762	Infineon Technologies A.G.	2,216,254
4,175	Lam Research Corp.	2,683,941
15,464	QUALCOMM, Inc.	1,840,835
41,445	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	4,182,629
8,556	Wolfspeed, Inc.*	475,628
		18,478,324
	TELECOMMUNICATIONS — 1.3%
52,811	SK Telecom Co., Ltd. - ADR[1]	1,030,343
	TOTAL COMMON STOCKS
	(Cost $70,959,373)	75,503,768
	TOTAL INVESTMENTS — 98.2%
	(Cost $70,959,373)	75,503,768
	Other Assets in Excess of Liabilities — 1.8%	1,418,912
	TOTAL NET ASSETS — 100.0%	$76,922,680

ADR – American Depository Receipt

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.